The net income (loss) per common share amounts for the years ended January 31, 2022 and January 31, 2021 were determined as follows: (Details) - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Jan. 31, 2022	Jan. 31, 2021
Numerator:
Net income (loss) available to common shareholders	$ (2,594,158)	$ (567,557)	$ (8,069,756)	$ 1,187,176
Denominator:
Weighted average shares – basic	1,342,433	194,010	279,745	108,432
Net income (loss) per share – basic	$ (1.93)	$ (2.93)	$ (28.85)	$ 10.95
Effect of common stock equivalents
Add: interest expense on convertible debt	$ 112,742	$ 34,652	$ 83,502	$ 259,086
Add: amortization of debt discount	725,280	128,528	918,462	326,238
Less: gain on settlement of debt on convertible notes			(556,661)	(4,835,429)
Add (Less): loss (gain) on change of derivative liabilities	337,737	(4,187)	(235,703)	845,586
Net income (loss) adjusted for common stock equivalents	(1,418,399)	(408,564)	(7,860,156)	(2,217,343)
Dilutive effect of common stock equivalents:
Convertible Class C Preferred shares				$ 40,417
Denominator:
Weighted average shares – diluted	1,342,433	194,010	279,745	607,003
Net income (loss) per share – diluted	$ (1.93)	$ (2.93)	$ (28.85)	$ (3.65)
Warrant [Member]
Dilutive effect of common stock equivalents:
Convertible Class C Preferred shares				$ 95,000
Convertible Class C Preferred Shares [Member]
Dilutive effect of common stock equivalents:
Convertible Class C Preferred shares				$ 363,154